Financial instruments - additional disclosures	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial instruments - additional disclosures	Financial instruments - additional disclosures
The below table provides detail related to financial instruments as of December 31, 2020 and 2019.

($ millions)	Note	2020	2019
Cash and cash equivalents
Cash in current accounts		262	392
Cash held in time deposits and money market funds		1,295	430
Total Cash and cash equivalents		1,557	822
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	28	31
Total financial assets - measured at FVOCI		28	31
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,361	1,390
Income tax receivables		21	17
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	296	379
Long-term receivables from customers	12	117	136
Non-current minimum lease payments from finance lease agreements	12	39	78
Long-term loans, advances, and security deposits	12	22	34
Total financial assets - measured at amortized costs		1,856	2,034
Financial assets - measured at fair value through profit and loss ("FVPL")
Deferred compensation assets	12	137	122
Current portion of long-term financial investments	15	12	33
Derivative financial instruments	15	3	1
Long-term financial investments	12	12	28
Total financial assets - measured at FVPL		164	184
Total financial assets		3,605	3,071
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	162	245
Lease liabilities	16	70	61
Trade payables		876	833
Total current financial liabilities - measured at amortized cost or cost		1,108	1,139
Non-current financial liabilities
Financial debts	17	3,949	3,218
Lease liabilities	16	315	280
Total non-current financial liabilities - measured at amortized cost or cost		4,264	3,498
Total financial liabilities - measured at amortized cost or cost		5,372	4,637
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	157	243
Derivative financial instruments	17	7	16
Total financial liabilities - measured at FVPL		164	259
Total financial liabilities		5,536	4,896
Net financial assets and financial liabilities		(1,931)	(1,825)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debts with a fair value of $3,036 million and carrying value of $2,726 million as of December 31, 2020 and a fair value of $2,049 million and carrying value of $1,979 million as of December 31, 2019. The fair value of notes was determined using level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Consolidated Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
Level 1 financial assets include money market funds and deferred compensation assets. There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments.
Investments in money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The investments are classified as Cash & cash equivalents within our Consolidated Balance Sheet.
Deferred compensation investments for certain employee benefit plans are held in a rabbi trust and dedicated to pay the benefits under the associated plans but are not considered plan assets as the assets remain available to creditors of Alcon in certain events, including bankruptcy. Rabbi trust assets primarily consist of investments in mutual funds. These assets are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Level 3 inputs are unobservable for the financial asset or liability. The financial assets and liabilities generally included in Level 3 fair value hierarchy are equity securities and convertible notes receivable of private companies measured at FVOCI, and fund investments, options to acquire private companies, and contingent consideration liabilities measured at FVPL.
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2020 and 2019.

	December 31, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	28	—	28
Long-term financial investments measured at FVPL	—	—	12	—	12
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	137	—	—	—	137
Non-current minimum lease payments from finance lease agreements	—	—	—	39	39
Long-term loans, advances, and security deposits	—	—	—	22	22
Total non-current financial assets	137	—	40	178	355
Current financial assets
Money market funds	625	—	—	—	625
Current portion of long-term financial investments measured at FVPL(2)	—	—	12	—	12
Current portion of long-term receivables from customers(2)	—	—	—	107	107
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	29	29
Other receivables, security deposits and current assets(2)	—	—	—	88	88
VAT receivables(2)	—	—	—	72	72
Derivative financial instruments(2)	—	3	—	—	3
Total current financial assets	625	3	12	296	936
Total financial assets at fair value and amortized cost or cost	762	3	52	474	1,291
Financial liabilities
Contingent consideration liabilities	—	—	(157)	—	(157)
Non-current financial debt	—	—	—	(3,949)	(3,949)
Current financial debt	—	—	—	(162)	(162)
Derivative financial instruments	—	(7)	—	—	(7)
Total financial liabilities at fair value and amortized cost	—	(7)	(157)	(4,111)	(4,275)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	31	—	31
Long-term financial investments measured at FVPL	—	—	28	—	28
Long-term receivables from customers	—	—	—	136	136
Deferred compensation assets(1)	122	—	—	—	122
Non-current minimum lease payments from finance lease agreements	—	—	—	78	78
Long-term loans, advances, and security deposits	—	—	—	34	34
Total non-current financial assets	122	—	59	248	429
Current financial assets
Money market funds	120	—	—	—	120
Current portion of long-term financial investments measured at FVPL(2)	—	—	33	—	33
Current portion of long-term receivables from customers(2)	—	—	—	122	122
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	46	46
Other receivables, security deposits and current assets(2)	—	—	—	147	147
VAT receivables(2)	—	—	—	64	64
Derivative financial instruments(2)	—	1	—	—	1
Total current financial assets	120	1	33	379	533
Total financial assets at fair value and amortized cost or cost	242	1	92	627	962
Financial liabilities
Contingent consideration liabilities	—	—	(243)	—	(243)
Non-current financial debt	—	—	—	(3,218)	(3,218)
Current financial debt	—	—	—	(245)	(245)
Derivative financial instruments	—	(16)	—	—	(16)
Total financial liabilities at fair value and amortized cost	—	(16)	(243)	(3,463)	(3,722)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets
There were no transfers of financial instruments between levels in the fair value hierarchy during the years ended December 31, 2020 and 2019.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2020	2019	2020	2019
Balance as of January 1	31	19	61	98
Additions	7	17	2	34
Sales	—	—	—	(7)
(Losses) recognized in consolidated statement of comprehensive loss	(10)	(7)	—	—
Unrealized gains/(losses) in consolidated income statement	—	—	(5)	(3)
Amortization	—	—	(34)	(61)
Reclassification	—	2	—	—
Balance as of December 31	28	31	24	61
If the pricing parameters for the Level 3 input were to change for Long-term financial investments measured at FVOCI and Financial investments measured at FVPL by 10% positively or negatively, this would change the amount recorded in the 2020 Consolidated Statement of Comprehensive Loss by $4 million.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2020	2019
Balance as of January 1	(243)	(162)
Additions	—	(135)
Accretion for passage of time	(17)	(21)
Adjustments for changes in assumptions	63	75
Payments	40	—
Balance as of December 31	(157)	(243)
Changes in contingent consideration liabilities in the current year include adjustments for changes in assumptions of $63 million primarily related to revised expectations for achievement of development and commercial milestones and timing of settlement for milestones, and payments of $40 million related to achievement of development milestones. As of December 31, 2020, the probability of success for various development and commercial milestones ranges from 55% to 100% and the maximum remaining potential payments related to contingent consideration from business combinations is $470 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount. The estimation of probability typically depends on factors such as technical milestones or market performance and is adjusted for the probability of payment. If material, probable payments are appropriately discounted to reflect the impact of time.
Changes in contingent consideration liabilities in the prior year included additions of $135 million related to the acquisition of PowerVision in March 2019 as described in Note 4 of these Consolidated Financial Statements. The prior year also included changes in assumptions of $75 million primarily related to revised expectations for achievement of commercial milestones and changes in assumptions related to the expected timing of settlement for development milestones. As of December 31, 2019, the probability of success for various development and commercial milestones ranged from 70% to 100% and the maximum remaining potential payments related to contingent consideration from business combinations was $510 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" and "Provisions & other current liabilities” based on the projected timing of settlement which is estimated to range from 2021 through 2032 for contingent consideration obligations as of December 31, 2020.
For the determination of the fair value of a contingent consideration various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the probability of success, sales forecast and assumptions regarding the discount rate, timing and different scenarios of triggering events. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration.
As the most significant Level 3 input, if the probability of success were to change by 10% positively or negatively, this would change the amounts recorded for contingent consideration payables in the 2020 Consolidated Income Statement by $23 million and $24 million respectively.
Derivatives
As of December 31, 2020, the net value of unsettled positions for derivative forward contracts and swaps was $4 million, including $3 million of unrealized gains in Other current assets and $7 million of unrealized losses in Current financial debts. As of December 31, 2019, the net value of unsettled positions for derivative forward contracts and swaps was $15 million, including $1 million of unrealized gains in Other current assets and $16 million of unrealized losses in Current financial debts. There are master agreements with several banking counterparties for derivatives financial instruments, however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of December 31, 2020 or December 31, 2019.
Nature and extent of risks arising from financial instruments
COVID-19 has resulted in updates to our assessment of the nature and extent of certain risks arising from financial instruments, as outlined below.
Market risk
Alcon is exposed to market risk, primarily related to foreign currency exchange rates, interest rates and the market value of the investments of liquid funds. Alcon actively monitors and seeks to reduce, where it deems it appropriate to do so, fluctuations in these exposures. It is Alcon policy and practice to enter into a variety of derivative financial instruments to manage the volatility of these exposures and to enhance the yield on the investment of liquid funds. Alcon does not enter into any financial transactions containing a risk that cannot be quantified at the time the transaction is concluded. In addition, Alcon does not sell short assets it does not have, or does not know it will have, in the future. Alcon only sells existing assets or enters into transactions and future transactions (in the case of anticipatory hedges) that it confidently expects it will have in the future, based on past experience. In the case of liquid funds, Alcon writes call options on assets it has, or writes put options on positions it wants to acquire and has the liquidity to acquire. Alcon expects that any loss in value for these instruments generally would be offset by increases in the value of the underlying transactions.
Foreign currency exchange rate risk
Alcon uses the US Dollar as its reporting currency and is therefore exposed to foreign currency exchange movements, primarily in Euros, Japanese Yen, Chinese Renminbi, Swiss Francs, and emerging market currencies. Fluctuations in the exchange rate between the US Dollar and other currencies can have a significant effect on both the Alcon’s results of operations, including reported sales and earnings, as well as on the reported value of our assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
Alcon manages its global currency exposure by engaging in hedging transactions where management deems appropriate (forward contracts and swaps). Specifically, Alcon enters into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets.
Interest rate risk
Alcon's exposure to cash flow interest rate risks arises mainly from non-current financial debts at variable rates. Alcon may enter into interest rate swap agreements, in which it exchanges periodic payments based on a notional amount and agreed-upon fixed and variable rate interests. If the interest rates had been higher / lower by 1%, the loss before taxes would have been higher / lower by $14 million from the impacts of interest expense based on the change in the interest rate.
Commodity price risk
Alcon has only a very limited exposure to price risk related to anticipated purchases of certain commodities used as raw materials by Alcon's businesses. A change in those prices may alter the gross margin of a specific business, but generally by not more than 10% of the margin and thus below Alcon's risk management tolerance levels. Accordingly, Alcon does not enter into significant forward and option contracts to manage fluctuations in prices of anticipated purchases.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, Alcon periodically assesses credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate.
With the continued adverse economic conditions in relation to the COVID-19 pandemic, there is an increased credit risk due to an increase in expected credit losses. Provisions for expected credit losses have been reflected in the Consolidated Financial Statements as of December 31, 2020. Alcon will continue to assess forward-looking estimates of potential increased default rates and potential increase in lifetime expected credit losses. For further information, refer to Note 14 of these Consolidated Financial Statements.
No customer accounted for 10% or more of Alcon's net sales in 2020, 2019, or 2018.
Liquidity risk
Liquidity risk is defined as the risk that Alcon may not be able to settle or meet its obligations on time or at a reasonable price. Alcon Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Alcon manages its liquidity risk on a consolidated basis according to business needs, tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility. Management monitors Alcon's net debt or liquidity position through rolling forecasts on the basis of expected cash flows.
Since March 2020, Alcon has experienced delayed collections from customers. While collections improved in the second half of the year, with the continued adverse economic conditions in relation to the COVID-19 pandemic, there is an increased liquidity risk due to further potential delays or reductions in collections from our customers or increased difficulties in accessing the capital or debt markets. In response to the increased liquidity risk, on May 27, 2020, AFC completed an offering of $750 million of 2.600% senior notes due in 2030, increasing Alcon's overall liquidity. In addition, Alcon’s revolving credit facility with total availability of $1.0 billion remained undrawn as of December 31, 2020 with no current limitations on borrowing, and management has not identified any changes in Alcon's ability to access the capital or debt markets.
For further information on maturity of the contractual undiscounted cash flows for Alcon's borrowings and interest on borrowing, refer to Note 17 of these Consolidated Financial Statements